Debentures - Additional informaiton (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 item	Sep. 20, 2022 BRL (R$)	Feb. 23, 2022 BRL (R$)
Debentures
Notional amount		R$ 250,000
Debentures
Debentures
Notional amount			R$ 335,500
Number of installments | item	4
Threshold period for measurement of financial covenants	6 months